Net Loss Per Unit	9 Months Ended
Sep. 30, 2021
Manscaped Holdings, LLC [Member]
Net Loss Per Unit [Line Items]
Net Loss Per Unit

9.    Net Loss Per Unit

The Company’s Series A preferred units are participating securities as the holders of these units are entitled to participate in undistributed earnings with common unit holders. Basic and diluted net income (loss) per unit is presented in conformity with the two-class method required for participating securities. The two-class method requires that net income (loss) attributable to common unit holders be allocated between common units and participating securities based upon their respective rights to receive dividends as if all income (loss) for the period had been distributed. The Company’s Series A preferred unit holders do not have a contractual obligation to share in losses, therefore in periods of net loss, the two-class method does not contemplate the allocation of undistributed losses to these participating securities.

Basic net income (loss) per unit is computed by dividing the net income (loss) attributable to common unit holders by the weighted-average number of common units outstanding for the period. Diluted earnings (loss) per unit is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. For periods in which the Company has reported net losses, diluted net loss per unit attributable to common unit holders is the same as basic net loss per unit as the impact of potentially dilutive common units and other equity instruments is anti-dilutive. The following table presents the Company’s basic and diluted net loss per unit:

	Nine Months Ended September 30,
	2021	2020
Numerator (in thousands):
Net loss	$(263,224)	$(38,788)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	—	(2,131)
Net loss attributable to common unit holders – basic and diluted	$(263,224)	$(40,919)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$(41.13)	$(6.39)

The Company’s potentially dilutive securities were excluded from the computation of diluted net loss per unit for the years ended September 30, 2021 and 2020 as the effect of including them would be anti-dilutive. Therefore, the weighted-average number of common units outstanding used to calculate both basic and diluted net loss per unit is the same for all periods presented. The following table presents the weighted-average number of potentially dilutive units that have been excluded from the calculation of diluted net loss per unit for the periods ended September 30, 2021 and 2020:

	September 30,
	2021	2020
Incentive units	17,059,923	18,084,825
Series A preferred units, if-converted basis	9,810,330	6,824,112
Convertible debt, if-converted basis	—	1,046,943
Total	26,870,253	25,955,880